Note 8 - Loan Receivable (Details) - Changes in Loan Receivable - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes in Loan Receivable [Abstract]
Beginning balance	$ 10,295,800	$ 10,333,120
Collection	(9,807,585)
Exchange difference	(488,215)	(37,320)
Ending balance	$ 0	$ 10,295,800